Basis of Presentation and General Information (Details) - Metric		12 Months Ended
	Jun. 10, 2015	Dec. 31, 2015
% Owned	51.00%
Adventure Two S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Destiny
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1982
Date of Acquisition		Aug. 04, 2004
Date of Disposal		Aug. 27, 2010
Adventure Three S.A [Member]
% Owned		100.00%
Type of Motor Vessel		Free Envoy
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1984
Date of Acquisition		Sep. 29, 2004
Date of Disposal		May 13, 2011
Adventure Four S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Fighter
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1982
Date of Acquisition		Jun. 14, 2005
Date of Disposal		Apr. 27, 2007
Adventure Five S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Goddess
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1995
Date of Acquisition		Oct. 30, 2007
Date of Disposal		May 20, 2015
Adventure Six S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Hero
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1995
Date of Acquisition		Jul. 03, 2007
Date of Disposal		May 20, 2015
Adventure Seven S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Knight
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1998
Date of Acquisition		Mar. 19, 2008
Date of Disposal		Feb. 18, 2014
Adventure Eight S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Jupiter
Type of Ship		Handymax
Year Built/Expected Year of Delivery		2002
Date of Acquisition		Sep. 05, 2007
Date of Disposal		Sep. 16, 2014
Adventure Nine S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Impala
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1997
Date of Acquisition		Apr. 02, 2008
Date of Disposal		Sep. 24, 2014
Adventure Ten S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Lady
Type of Ship		Handymax
Year Built/Expected Year of Delivery		2003
Date of Acquisition		Jul. 07, 2009
Date of Disposal		Nov. 08, 2011
Adventure Eleven S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Maverick
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1998
Date of Acquisition		Sep. 01, 2008
Adventure Twelve S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Free Neptune
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1996
Date of Acquisition		Aug. 25, 2009
Adventure Fourteen S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Hull 1
Type of Ship		Handysize
Year Built/Expected Year of Delivery		2012
Adventure Fifteen S.A. [Member]
% Owned		100.00%
Type of Motor Vessel		Hull 2
Type of Ship		Handysize
Year Built/Expected Year of Delivery		2012
Date of Contract/Bareboat Charter Termination		Apr. 28, 2012
Nemorino Shipping [Member]
% Owned		100.00%
Type of Motor Vessel		Nemorino
Type of Ship		Handymax
Year Built/Expected Year of Delivery		2002
Date of Contract/Bareboat Charter Termination		Jun. 04, 2012
Date of Initiation of Bareboat Charter		Sep. 16, 2014
Fiorello Shipping [Member]
% Owned		100.00%
Type of Motor Vessel		Fiorello
Type of Ship		Handysize
Dead weight tonnage		24,318
Year Built/Expected Year of Delivery		1995
Date of Contract/Bareboat Charter Termination		Sep. 09, 2015
Date of Initiation of Bareboat Charter		May 20, 2015
Figaro Shipping [Member]
% Owned		100.00%
Type of Motor Vessel		Figaro
Type of Ship		Handysize
Year Built/Expected Year of Delivery		1995
Date of Initiation of Bareboat Charter		May 20, 2015
Standcorp International Limited [Member]
% Owned		51.00%
Type of Motor Vessel		N/A
Type of Ship		N/A